Earnings Per Share - Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation (Parenthetical) (Detail) - € / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Warrants outstanding			5,913,467	6,107,875
Diluted earnings per share	€ (0.82)	€ (2.21)	€ (2.22)	€ (4.21)
Previously reported [Member]
Earnings per share [line items]
Diluted earnings per share		€ (1.91)
Convertible Senior Notes [Member]
Earnings per share [line items]
Convertible notes			575,000	575,000
Ordinary shares [member]
Earnings per share [line items]
Warrants outstanding			3,456,785	3,456,785